Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Income tax relating to unrealized losses on derivatives designated as cash flow hedges	$ 0	$ 0	$ 0	$ 0
Income tax relating to realized losses on derivatives designated as cash flow hedges	0	0	0	0
Income tax relating to currency translation adjustments	0	0	0	0
Income tax relating to actuarial loss on post employment benefit obligations	0	(3)	3	0
Income tax relating to net change on equity investments	$ (3)	$ 0	$ 5	$ 0